LONG TERM NOTES PAYABLE (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-term Debt		$ 450,000	$ 1,125,743
Less current portion		0	(204,802)
Long-term note payable, net of current portion	450,000	450,000	920,941
Bank Note Interest [Member]
Long-term Debt		0	675,743
Wisconsin Department Of Commerce [Member]
Long-term Debt		$ 450,000	$ 450,000